Income Taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 1,634	$ 1,455
Unused tax losses for which a deferred tax asset has not been recognised		587	553
Capital tax losses for which no deferred tax asset recognised		110	101
Temporary differences associated with investments in subsidiaries, branches, joint ventures and associates for which a deferred tax liability has not been recognised		$ 5,299	$ 5,489
Tax rate and other legislative changes		0.00%	0.10%
Applicable tax rate		26.50%	26.50%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate, net of Alberta tax rate reduction	26.25%
Bottom of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		0.00%
Top of range
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		30.00%
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses		$ 19	$ 1
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses		460	455
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital losses		169	178
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated non-capital tax losses		3,382	3,317
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 4	$ 1